Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Liabilities (Tables)
Schedule of assumptions used fair value derivative liabilities
March 31, 2022
Expected volatility	135 - 275%
Risk free interest rate	0.05 – 0.15%
Expected life (in years)	0 - 1.50

	2021	2020
Expected volatility	135-275%	271 – 322%
Risk free interest rate	0.05-0.15%	0.3% - 1.41%
Expected life (in years)	0-1.5	0.5 – 1.5

Summary of fair value of derivative liabilities on a recurring basis
Level 3 Carrying Value as of March 31, 2022
Derivative liabilities:
Embedded conversion feature - convertible debt	$38,189
Embedded conversion feature - preferred stock	66,481
$104,670

	Level 3 Carrying Value as of December 31, 2021	Level 3 Carrying Value as of December 31, 2020
Derivative liabilities:
Embedded conversion feature – convertible debt	$51,131	$97,024
Embedded conversion feature – preferred stock	85,771	92,751
	$136,902	$189,775

Schedule of derivative liabilities measured at fair value
For The Three Months Ended March 31, 2022
Embedded Conversion Features - Convertible Debt
Balances, as of the beginning of the year	$51,131
Derivative liabilities recorded upon issuance of convertible debt	-
Derivative liabilities derecognized upon debt conversion	-
Net changes in fair value included in net loss	(12,942)
Ending balance	$38,189

Embedded Conversion Features - Preferred Stock
Balances, as of the beginning of the year	$85,771
Derivative liabilities recorded upon issuance of preferred stock	57,218
Derivative liabilities derecognized upon preferred stock conversion	(49,876)
Net changes in fair value included in net loss	(26,632)
Ending balance	$66,481

Total ending balance	$104,670

	For The Year Ended December 31, 2021	For The Year Ended December 31, 2020
Embedded Conversion Features – Debt Instruments
Balances, as of the beginning of the year	$97,024	$87,571
Derivative liabilities recorded upon issuance of debt instruments	-	301,351
Extinguishment due to conversion of debt instruments	(8,994)	(1,448,326)
Net changes in fair value included in net loss	(36,989)	1,156,428
Ending balance	$51,131	$97,024

Embedded Conversion Features – Preferred Stock
Balances, as of the beginning of the year	$92,751	$4,751
Derivative liabilities recorded upon issuance of preferred stock	392,410	519,427
Extinguishment due to conversion of preferred stock	(356,951)	(340,234)
Net changes in fair value included in net loss	(42,439)	(91,193)
Ending balance	$85,771	$92,751

Total ending balance	$136,902	$189,775